Receivables, Prepayments and Other Assets - Schedule of Unbilled Accounts Receivable (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Balance, beginning of period	$ 38,000	$ 33,000
Revenue recognized during the period	87,000	118,000
Amounts invoiced	(54,000)	(113,000)
Balance, end of period	$ 71,000	$ 38,000